Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Total assets	$ 774,529,063	$ 606,152,201
Total Liabilities	622,983,252	461,759,370
Shareholders' equity	151,545,811	144,392,831	$ 127,560,957	$ 149,654,925
Wordline Argentina SA [member]
Disclosure of joint ventures [line items]
Total assets	387,526	518,096
Total Liabilities	98,397	126,028
Shareholders' equity	$ 289,129	$ 392,068
Proportional Bank's interest	50.00%	50.00%
Investment carrying amount	$ 144,565	$ 196,034